Document and Entity Information	Mar. 22, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 22, 2024
Entity Registrant Name	Power Solutions International, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35944
Entity Tax Identification Number	33-0963637
Entity Address Address Line 1	201 Mittel Drive
Entity Address City Or Town	Wood Dale
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60191
City Area Code	630
Local Phone Number	350-9400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001137091